Annual Total Returns (Vanguard International Explorer Fund - Investor Shares Participant) (Vanguard International Explorer Fund, Vanguard International Explorer Fund - Investor Shares)	12 Months Ended
Oct. 31, 2013
Vanguard International Explorer Fund | Vanguard International Explorer Fund - Investor Shares
Annual Total Return
2013	30.24%
2012	17.93%
2011	(19.74%)
2010	22.55%
2009	47.12%
2008	(46.62%)
2007	5.15%
2006	30.34%
2005	20.49%
2004	31.77%